Lines of Businesses- Contribution of Segments to Overall Profitability (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Net (income) attributable to noncontrolling interests	$ (81)		$ (78)		$ (53)
Fee and other revenue	11,894	[1]	11,506	[2]	11,696	[3]
Investment Management funds
Segment Reporting Information [Line Items]
Income of consolidated investment management funds	183		189		200
Net (income) attributable to noncontrolling interests	(80)		(76)		(50)
Fee and other revenue	$ 103		$ 113		$ 150

[1]	Total fee and other revenue includes income from consolidated investment management funds of $183 million, net of noncontrolling interests of $80 million, for a net impact of $103 million. Income before taxes includes noncontrolling interests of $80 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[3]	(a)Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.